Transactions with Related Parties - Balance Sheet (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Due to Related Party	$ (7,518)	$ 0
Due from Related Party	26,146	20,939
Advances for vessels and drillships under construction	1,027,889	2,072,699	1,182,600
Accounts payable and other current liabilities	58,774	14,009
Other Assets Current	104,228	47,588
Other non-current assets	73,396	472,193
TMS Bulkers [Member]
Due from Related Party	19,579
TMS Tankers [Member]
Due from Related Party	6,324
Cardiff Marine [Member]
Due to Related Party	(671)
Due from Related Party		20,939
Sigma and Blue Fin pool [Member]
Due from Related Party	243
Other Assets Current	3,635	0
Other non-current assets	675	0
Cardiff/TMS Tankers [Member]
Vessels, drilling rigs, drillships, machinery and equipment, net	9,195	430
Cardiff/TMS Bulkers/TMS Tankers [Member]
Advances for vessels and drillships under construction	8,484	5,321
Tri Ocean Heidmar [Member]
Due to Related Party	(43)
Tms Dry [Member]
Due to Related Party	(6,804)
Other non-current assets	4,140	0
Sigma Pool [Member]
Accounts payable and other current liabilities	$ 111